12. STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
Compensation Related Costs [Abstract]
12. STOCK-BASED COMPENSATION

NOTE 12: STOCK-BASED COMPENSATION

Company’s Chief Executive Officer, Chief Financial Officer and Member of Board of Directors

On August 22, 2016, the Company entered into an executive employment agreement with Mr. Antonios Bertsos, the Company’s Chief Executive Officer, Chief Financial Officer and member of Board of Directors. Pursuant to the terms of the executive employment agreement, Mr. Antonios Bertsos will be entitled to receive, beginning January 1, 2016 through December 31, 2026 (unless earlier terminated) (and shall be automatically renewed for successive one year periods unless either party provides written notice of intention not to renew this agreement), an annual base salary of $1,500,000, subject to annual review by the Board of Directors, payable in restricted shares of the Company’s Common Stock. Any shares of Common Stock issued in connection to the base salary or the annual bonus will be subject to 48 month lock-up restriction beginning on the date of issuance. The base salary shall be paid to Mr. Antonios Bertsos before April 30 of each year in advance. In addition, beginning in 2017 and during each fiscal year of the employment period, Mr. Antonios Bertsos shall be eligible to earn an annual bonus, upon achievement of agreed-upon factors subject to determination by the Board of Directors, no later than 60 days following the start of each performance period. The annual bonus shall be payable in restricted shares of the Company’s Common Stock. No such bonus agreed for 2017.

The number of the restricted shares of Common Stock to be issued shall be calculated by dividing the base salary and the annual bonus by the average closing price of the Company’s Common Stock for the last ten trading days prior to the date the restricted shares of Common Stock are issued. At the end of every quarter and for five years thereafter, additional restricted shares of Common Stock may be issued by dividing the base salary and the annual bonus by the average closing price of the last ten trading days preceding the date the additional restricted shares of Common Stock are issued and then deducting from that number of restricted shares of Common Stock any initial restricted shares of Common Stock or additional restricted shares of Common Stock previously issued in relation to the payment of the corresponding year’s base salary and the annual bonus.

Upon the occurrence of a change of control as defined in the executive employment agreement with Mr. Antonios Bertsos, the Company shall pay or provide to Mr. Antonios Bertsos any earned but unpaid base salary, reimbursement of any and all reasonable expenses paid or incurred by Mr. Antonios Bertsos in connection with and related to the performance of his duties and responsibilities for the Company during the period ending on the termination date and any accrued but unused vacation time through the termination date in accordance with the Company policy. In addition, the Company shall pay to Mr. Antonios Bertsos a lump sum cash amount equal to twenty times the sum of his then-current base salary and pro rata portion of any annual bonus, if any, in U.S. dollars, within 30 days following the effectiveness of the termination.

During the year ended December 31, 2016, the Company recognized for Mr. Antonios Bertsos total stock-based compensation cost of $1,500,000.

As of December 31, 2016, no shares of Common Stock were issued, in relation to the employment agreement, which is shown under accrued stock-based compensation in the accompanying balance sheets. For shares of Common Stock issued in 2017 up to the date of this report, refer to Note 17.

Board of Directors

The annual compensation of the non-employee directors will be $100,000 per annum, payable in restricted shares of Common Stock. Any shares of Common Stock issued in connection to the annual compensation will be subject to 48 month lock-up restriction beginning on the date of issuance.

The number of restricted shares of Common Stock to be issued shall be calculated by dividing the annual compensation by the average closing price of the Company’s Common Stock for the last ten trading days prior to the date the restricted shares of Common Stock are issued. The restricted shares of Common Stock will be issued on a quarterly basis in arrears. At the end of every quarter and for five years thereafter, additional restricted shares of Common Stock may be issued by dividing each annual compensation by the average closing price of the last ten trading days preceding the date that these additional restricted shares of Common Stock are issued and then deducting from that number the restricted shares of Common Stock previously issued for the annual compensation.

During the year ended December 31, 2016, the Company recognized for the annual compensation of the two non-employee directors a total stock-based compensation cost of $200,000.

As of December 31, 2016, no shares of Common Stock were issued, in relation to the annual compensation of the two non-employee directors of the Company, which is shown under accrued stock-based compensation in the accompanying balance sheets. For shares of Common Stock issued in 2017 up to the date of this report, refer to Note 17.